INVESTMENTS IN AFFILIATED AND OTHER COMPANIES	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN AFFILIATED AND OTHER COMPANIES

NOTE 5 -      INVESTMENTS IN AFFILIATED AND OTHER COMPANIES

A. Investment in affiliated companies

	US dollars
	December 31,
(in thousands)	2020	2019
Bringg (*)	700	1,562
Lumax	208	104
	908	1,666

(*)	Bringg Delivery Technologies Ltd ("Bringg"). is an Israeli start-up company developing solutions for management of mobile/field workforce.

B. Investment in other companies

During the years 2019-2020, the company made additional investments in three Israeli companies, two of the investments were in Israeli startups (engaged in mobile and visual app development).

The total investments in such companies were US$ 0.5 and US$ 0.2 million during the years ended December 31,2020 and 2019, respectively.

During 2020, an Israeli investee have completed public registration in Israel and its shares became equity investment with readily determinable fair value. As a result, the company reclassified the above mention investment (in the amount of approximately US$6.5 million) from investment in other companies (under long-term investments and other assets) to investment in marketable securities (under current assets).